Property and Equipment (Details) - Schedule of property and equipment and the related accumulated depreciation - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment (Details) - Schedule of property and equipment and the related accumulated depreciation [Line Items]
Cost, Balance at beginning of year		$ 1,638	$ 1,385	$ 1,196
Cost, Additions during year		13	177	154
Cost, Transfers during year	[1]	(159)
Cost, Foreign currency translation reserve		17	76	35
Cost, Balance at end of year		1,509	1,638	1,385
Accumulated depreciation, Balance at beginning of year		166	130	99
Accumulated depreciation, Additions during year		142	24	22
Accumulated depreciation, Reductions during year
Accumulated depreciation, Foreign currency translation reserve		6	12	9
Accumulated depreciation, Balance at end of year		314	166	130
Net book value, Balance at end of year		1,194	1,472	1,255
Plant and equipment [Member]
Property and Equipment (Details) - Schedule of property and equipment and the related accumulated depreciation [Line Items]
Cost, Balance at beginning of year		1,539	1,284	1,102
Cost, Additions during year		9	177	152
Cost, Transfers during year	[1]	(159)
Cost, Foreign currency translation reserve		18	78	30
Cost, Balance at end of year		1,407	1,539	1,284
Accumulated depreciation, Balance at beginning of year		146	115	88
Accumulated depreciation, Additions during year		141	21	19
Accumulated depreciation, Reductions during year
Accumulated depreciation, Foreign currency translation reserve		5	10	8
Accumulated depreciation, Balance at end of year		292	146	115
Net book value, Balance at end of year		1,115	1,393	1,169
Land [member]
Property and Equipment (Details) - Schedule of property and equipment and the related accumulated depreciation [Line Items]
Cost, Balance at beginning of year		75	79	76
Cost, Additions during year
Cost, Transfers during year	[1]
Cost, Foreign currency translation reserve		(2)	(4)	3
Cost, Balance at end of year		73	75	79
Accumulated depreciation, Balance at beginning of year
Accumulated depreciation, Additions during year
Accumulated depreciation, Reductions during year
Accumulated depreciation, Foreign currency translation reserve
Accumulated depreciation, Balance at end of year
Net book value, Balance at end of year		73	75	79
Office equipment [member]
Property and Equipment (Details) - Schedule of property and equipment and the related accumulated depreciation [Line Items]
Cost, Balance at beginning of year		24	22	18
Cost, Additions during year		4		2
Cost, Transfers during year	[1]
Cost, Foreign currency translation reserve		1	2	2
Cost, Balance at end of year		29	24	22
Accumulated depreciation, Balance at beginning of year		20	15	11
Accumulated depreciation, Additions during year		1	3	3
Accumulated depreciation, Reductions during year
Accumulated depreciation, Foreign currency translation reserve		1	2	1
Accumulated depreciation, Balance at end of year		22	20	15
Net book value, Balance at end of year		$ 6	$ 4	$ 7

[1]	Transferred to a joint venture. See note 8.